ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
February 29, 2024 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 35.8%
	Communications — 4.2%
	Alphabet, Inc.
$1,000,000	8/15/2026, 1.998%	$939,611
	Amazon.com, Inc.
1,000,000	4/13/2032, 3.600%	921,803
	Cisco Systems, Inc.
1,169,000	2/26/2034, 5.050%	1,175,286
	Verizon Communications, Inc.
1,000,000	3/22/2030, 3.150%	894,308
		3,931,008
	Consumer, Cyclical — 5.1%
	Costco Wholesale Corporation
1,000,000	6/20/2027, 1.375%	899,550
	Home Depot, Inc.
1,000,000	4/15/2027, 2.875%	944,897
	McDonald's Corporation
1,000,000	8/14/2028, 4.800%	997,602
	NIKE, Inc.
1,000,000	3/27/2027, 2.750%	943,764
	Target Corporation
1,100,000	4/15/2029, 3.375%	1,033,378
		4,819,191
	Consumer, Non-cyclical — 8.2%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,000,000	2/1/2026, 3.650%	974,987
	Bristol-Myers Squibb Company
1,000,000	2/27/2027, 3.250%	960,058
	J.M. Smucker Company
1,000,000	3/15/2025, 3.500%	979,790
	PepsiCo, Inc.
885,000	3/1/2024, 3.600%	885,000
	Pfizer, Inc.
1,000,000	6/3/2026, 2.750%	957,129
	Procter & Gamble Company
1,000,000	10/29/2025, 0.550%	932,666
	Sysco Corporation
1,000,000	4/1/2030, 5.950%	1,040,617
	Yale University
1,000,000	Series 2020, 4/15/2025, 0.873%	954,004
		7,684,251
	Energy — 1.7%
	Exxon Mobil Corporation
1,000,000	3/19/2025, 2.992%	977,794
	Shell International Finance BV
700,000	11/7/2029, 2.375%	616,391
		1,594,185
	Financial — 9.9%
	American Express Company
1,000,000	5/3/2029, 4.050%	967,587
	Bank of America Corporation
1,000,000	Series MTN, 7/22/2033, 5.015% (a)	973,873
	Bank of New York Mellon Corporation
1,100,000	10/25/2034, 6.474% (a)	1,193,176
	Berkshire Hathaway, Inc.
1,000,000	3/15/2026, 3.125%	966,157
	BlackRock, Inc.
1,000,000	3/15/2027, 3.200%	956,706
	Citigroup, Inc.
1,000,000	3/9/2026, 4.600%	983,570
	Mastercard, Inc.
1,000,000	4/1/2024, 3.375%	998,029
	MetLife, Inc.
1,400,000	4/10/2024, 3.600%	1,397,130
	US Bancorp
880,000	Series MTN, 1/27/2028, 2.215% (a)	806,657
		9,242,885
	Industrial — 3.7%
	General Dynamics Corporation
1,000,000	6/1/2026, 1.150%	921,269
	Honeywell International, Inc.
1,000,000	9/1/2031, 1.750%	804,071
	United Parcel Service, Inc.
1,000,000	11/15/2024, 2.800%	982,018
	Waste Management, Inc.
1,000,000	3/15/2031, 1.500%	793,306
		3,500,664
	Technology — 2.0%
	Apple, Inc.
1,000,000	8/8/2032, 3.350%	907,888
	Intel Corporation
1,000,000	7/29/2025, 3.700%	979,782
		1,887,670
	Utilities — 1.0%
	Florida Power & Light Company
1,000,000	5/15/2033, 4.800%	979,581
	TOTAL CORPORATE BONDS (Cost $35,306,540)	33,639,435
	MUNICIPAL BONDS — 1.3%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	313,639
	City of Pasadena, California
245,000	5/1/2030, 4.050%	242,031
	Massachusetts School Building Authority - Class B
755,000	8/15/2030, 1.753%	648,457
	TOTAL MUNICIPAL BONDS (Cost $1,282,644)	1,204,127

	U.S. GOVERNMENT AGENCY ISSUES — 15.9%
	Federal Farm Credit Banks Funding Corporation
150,000	2/10/2025, 0.320%	143,473
1,400,000	8/14/2026, 4.500%	1,399,272
1,820,000	9/28/2026, 0.940%	1,656,597
1,500,000	10/19/2026, 5.300%	1,499,236
	Federal Home Loan Banks
1,500,000	1/13/2025, 1.100%	1,448,593
1,696,500	3/23/2026, 1.000%	1,574,872
300,000	2/26/2027, 0.900%	269,797
1,000,000	11/16/2028, 3.250%	957,082
	Federal National Mortgage Association
1,050,000	8/5/2030, 0.875%	845,754
	Private Export Funding Corporation
685,000	Series PP, 7/15/2028, 1.400%	603,639
	Resolution Funding Corporation Principal Strip
2,600,000	1/15/2030, 4.18% (b)	1,981,702
	Tennessee Valley Authority
1,565,000	Series A, 2/1/2027, 2.875%	1,492,957
250,000	3/15/2028, 3.875%	246,155
1,000,000	9/15/2031, 1.500%	813,180
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,686,690)	14,932,309

	U.S. GOVERNMENT NOTES/BONDS — 46.5%
	United States Treasury Inflation Indexed Bonds
1,495,500	7/15/2030, 0.125%	1,342,218
	United States Treasury Note/Bond
735,000	2/28/2025, 4.625%	731,992
2,275,000	4/15/2025, 2.625%	2,216,970
1,835,000	5/15/2025, 2.750%	1,788,695
1,000,000	9/15/2025, 3.500%	980,742
5,000,000	6/15/2026, 4.125%	4,952,930
1,000,000	7/15/2026, 4.500%	999,121
1,650,000	2/15/2027, 4.125%	1,635,885
3,000,000	4/30/2027, 2.750%	2,853,867
2,026,000	7/31/2027, 2.750%	1,921,337
1,500,000	5/31/2028, 3.625%	1,459,658
2,275,000	7/31/2028, 4.125%	2,258,293
1,150,000	8/31/2028, 1.125%	1,001,556
1,700,000	12/31/2028, 3.750%	1,660,688
1,967,000	2/28/2029, 1.875%	1,755,893
2,060,000	2/28/2030, 4.000%	2,028,456
1,500,000	4/30/2030, 3.500%	1,436,484
2,500,000	5/31/2030, 3.750%	2,426,465
3,000,000	11/15/2031, 1.375%	2,433,984
2,775,000	2/15/2032, 1.875%	2,329,374
2,300,000	2/15/2033, 3.500%	2,168,604
2,500,000	5/15/2033, 3.375%	2,331,006
1,000,000	2/15/2034, 4.000%	979,922
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $45,571,400)	43,694,140

	SHORT-TERM INVESTMENTS — 0.2%
Shares	Money Market Fund — 0.2%
179,293	First American Government Obligations Fund - Class X, 5.23% (c)	179,293
	TOTAL SHORT-TERM INVESTMENTS (Cost $179,293)	179,293

	TOTAL INVESTMENTS (Cost $98,026,567) — 99.7%	93,649,304
	Other Assets in Excess of Liabilities — 0.3%	318,047
	NET ASSETS — 100.0%	$93,967,351

Percentages are stated as a percent of net assets.

STRIP Separate Trading of Registered Interest and Principal

(a) Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of February 29, 2024.
(b) Zero coupon bond; effective yield is shown.
(c) Rate shown is the annualized seven-day yield as of February 29, 2024.

Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

ClearShares Piton Intermediate Fixed Income ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Corporate Bonds	$–	$33,639,435	$–	$33,639,435
Municipal Bonds	–	1,204,127	–	1,204,127
U.S. Government Agency Issues	–	14,932,309	–	14,932,309
U.S. Government Notes/Bonds	–	43,694,140	–	43,694,140
Short-Term Investments	179,293	–	–	179,293
Total Investments in Securities	$179,293	$93,470,011	$–	$93,649,304

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended February 29, 2024, the Fund did not recognize any transfers to or from Level 3.